INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED TAX ASSETS

Deferred tax assets and the valuation account are as follows:

	2020	2019
Deferred tax assets:
NOL carryover	$3,508,211	$3,354,581
Valuation allowance	(3,508,211)	(3,354,581)
Net deferred tax asset	$-	$-

SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE

The components of income tax expense are as follows:

	2020	2019

Book loss	$(583,482)	$(300,055)
Stock based compensation	427,056	203,606
Non-deductible expenses	87	1,352
Unrealized/Realized gains or losses on Securities (net)	2,709	1,642
Change in NOL valuation allowance	153,630	93,455
	$-	$-

SCHEDULE OF RECONCILIATION OF BEGINNING AND ENDING OF UNRECOGNIZED TAX BENEFITS

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	December 31,
	2020	2019

Beginning balance	$3,354,581	$3,261,126
Additions based on tax positions related to current year	153,630	93,455
Additions for tax positions of prior years	-	-
Reductions for tax positions of prior years	-	-
Reductions in benefit due to income tax expense	-	-
Ending balance	$3,508,211	$3,354,581